JOHN HANCOCK FUNDS II
601 Congress Street
Boston, Massachusetts 02210
February 12, 2010
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
RE: John Hancock Funds II (the “Trust”)
File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 33 to its Registration Statement under the 1940 Act (“Amendment No. 31”).
Amendment No. 31 is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to become effective on April 30, 2010. The purpose of this filing is to register eleven new series of the Trust (Retirement 2010 Portfolio, Retirement 2015 Portfolio, Retirement 2020 Portfolio, Retirement 2025 Portfolio, Retirement 2030 Portfolio, Retirement 2035 Portfolio, Retirement 2040 Portfolio, Retirement 2045 Portfolio, Retirement 2050 Portfolio, Mid Cap Value Index Fund and Mid Cap Growth Index Fund).
If you have any questions or comments, please call me at 617-663-2261.
Sincerely,

/s/ Christopher Sechler Christopher Sechler
Assistant Secretary